Operating expenses (Schedule of detailed information about components of professional, other fees and salaries) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Disclosure Of Operating Expenses [Line Items]
Professional, other fees and salaries	$ 647,710	$ 424,485	$ 462,124
Professional fees [Member]
Disclosure Of Operating Expenses [Line Items]
Professional, other fees and salaries	110,933	107,554	148,926
Consulting fees [Member]
Disclosure Of Operating Expenses [Line Items]
Professional, other fees and salaries	69,563	132,793	138,123
Salaries and benefits [Member]
Disclosure Of Operating Expenses [Line Items]
Professional, other fees and salaries	$ 467,214	$ 184,138	$ 175,075